TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Aug. 31, 2013	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2014
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A			12.00%			16.00%
Preferred Income tax rate for Development Zone A			6.00%			9.00%
Accumulated tax loss carryforward from Israeli subsidiary			$ 752,000	$ 2,927,000
Accumulated tax loss carry forward			$ 7,860	$ 12,991
Domestic Maximum Tax Rate For Distributed Dividends From Preferred Income		20.00%	15.00%
Corporate tax rate for Israel			23.00%	23.00%	23.00%
Reduction of corporate tax rate			80.00%
Uniform tax rate for Development Zone A	7.50%
Deferred tax asset, state operating loss carryforward			$ 876	$ 956
VA Release during the year			$ (1,114)
UNITED STATES
Income Taxes [Line Items]
Corporate tax rate for Israel			21.00%
UNITED STATES | Minimum [Member]
Income Taxes [Line Items]
Corporate tax rate for Israel			2.50%
UNITED STATES | Maximum [Member]
Income Taxes [Line Items]
Corporate tax rate for Israel			4.00%
Turbo chrome [Member]
Income Taxes [Line Items]
Preferred Income tax rate for Development Zone A			7.50%